Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Balance Sheets [Line Items]
Cash and cash equivalents		$ 201,300,690	$ 172,588,698
Other current assets, net		2,201,076	2,939,668
Due from subsidiaries		140,062,677	158,603,618
Total current assets		343,564,443	334,131,984
Total assets		343,564,443	334,131,984
Accrued liabilities and other payable		22,525
Deficit of investments in subsidiaries		81,964,970	53,878,530
Due to subsidiaries		1,984,164	409,607
Total current liabilities		83,971,659	54,288,137
Total liabilities		83,971,659	54,288,137
Additional paid-in capital		396,454,715	397,467,795
Accumulated deficit		(124,012,067)	(103,761,016)
Accumulated other comprehensive loss		(12,874,020)	(13,887,088)
Total shareholders’ equity		259,592,784	279,843,847
Total liabilities and shareholders’ equity		343,564,443	334,131,984
Class A Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share value	[1]	18,178	18,178
Class B Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share value	[1]	$ 5,978	$ 5,978

[1]	As of December 31, 2024 and 2023, 263,322 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.